EFFECT OF THE CHANGE IN THE PRESENTATION CURRENCY - Consolidated balance sheets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Current assets [abstract]
Cash and cash equivalents	$ 72,180		$ 23,106			$ 12,234
Accounts receivable	204
Current assets	73,100
Restricted funds	2,783
Value added taxes recoverable	8,587
Equipment (note 8)	710		284			252
TOTAL ASSETS	239,195		151,028
Current liabilities [abstract]
Trade and other payables	3,383		802
Accrued liabilities	4,343		1,578
Current liabilities	7,726
Non-current liabilities
Lease obligations	142
Camino Rojo project loan (note 11)	60,696
Newmont loan (note 12)	9,440
Accrued liabilities - long term	92
Site closure provisions	518
TOTAL LIABILITIES	78,614		(25,868)
SHAREHOLDERS' EQUITY
Share capital	217,948
Reserves	29,881
Accumulated other comprehensive income (loss)	3,002
Accumulated deficit	(90,250)
TOTAL SHAREHOLDERS' EQUITY	160,581		125,160			$ 130,006
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 239,195
Restated
Current assets [abstract]
Cash and cash equivalents		$ 30,009	23,106	$ 16,686	$ 12,234
Accounts receivable		122	94	385	282
Prepaid expenses		64	52	206	151
Current assets		30,195	23,252	17,277	12,667
Restricted funds		662	509	205	150
Value added taxes recoverable		1,747	1,340	849	622
Equipment (note 8)		370	284	344	252
Exploration and evaluation assets		163,383	125,643	169,282	124,099
TOTAL ASSETS		196,357	151,028	187,957	137,790
Current liabilities [abstract]
Trade and other payables		1,042	802	1,743	1,278
Accrued liabilities		2,049	1,578	1,916	1,405
Current liabilities		3,091	2,380	3,659	2,683
Non-current liabilities
Lease obligations		57	44
Camino Rojo project loan (note 11)		16,833	12,961
Newmont loan (note 12)		12,573	9,647	6,103	4,475
Accrued liabilities - long term		338	261
Site closure provisions		748	575	745	626
TOTAL LIABILITIES		33,640	25,868	10,507	7,784
SHAREHOLDERS' EQUITY
Share capital		208,186	159,230	201,077	153,852
Reserves		39,348	30,061	25,960	19,931
Accumulated other comprehensive income (loss)		(1,036)	(1,575)	4,797	(3,393)
Accumulated deficit		(83,781)	(62,556)	(54,384)	(40,384)
TOTAL SHAREHOLDERS' EQUITY		162,717	125,160	177,450	130,006
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 196,357	$ 151,028	$ 187,957	$ 137,790